Trade Accounts Receivable - Schedule of Trade Accounts Receivable (Details) - USD ($) $ in Thousands		3 Months Ended	12 Months Ended
		Mar. 31, 2026	Dec. 31, 2025
Schedule of Trade Accounts Receivable [Line Items]
Current receivables		$ 3,244,481	$ 3,563,852
Overdue receivables		632,910	668,072
Trade accounts receivable, net	[1]	3,877,391	4,231,924
Expected credit losses		(77,967)	(76,686)
Present value adjustment		(3,133)	(2,903)
From 1 to 30 days [Member]
Schedule of Trade Accounts Receivable [Line Items]
Overdue receivables		479,789	577,982
From 31 to 60 days [Member]
Schedule of Trade Accounts Receivable [Line Items]
Overdue receivables		56,433	45,695
From 61 to 90 days [Member]
Schedule of Trade Accounts Receivable [Line Items]
Overdue receivables		31,378	19,669
Above 90 days [Member]
Schedule of Trade Accounts Receivable [Line Items]
Overdue receivables		146,410	104,315
Domestic sales [Member]
Schedule of Trade Accounts Receivable [Line Items]
Current receivables		2,099,075	2,278,321
Foreign sales [Member]
Schedule of Trade Accounts Receivable [Line Items]
Current receivables		$ 1,145,406	$ 1,285,531

[1]	Loans and receivables are classified as amortized cost; the accounts receivable are short-term and net from expected losses.